Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	[1]	kr 3,482	kr 4,060
Treasuries/government bonds		11,525	15,048
Other interest-bearing securities except loans		41,561	57,144
Loans in the form of interest-bearing securities		51,227	54,257
Loans to credit institutions		19,009	22,145
Loans to the public		224,165	207,737
Derivatives		6,432	10,304
Tangible and intangible assets		245	307
Deferred tax assets		13	25
Other assets		276	285
Prepaid expenses and accrued revenues		7,994	4,162
Total assets		365,929	375,474
Liabilities and equity
Borrowing from credit institutions		3,628	7,153
Debt securities issued		314,108	319,117
Derivatives		12,637	13,187
Other liabilities		4,272	10,242
Accrued expenses and prepaid revenues		8,387	4,172
Provisions		51	28
Total liabilities		343,083	353,899
Share capital		3,990	3,990
Reserves		(87)	(114)
Retained earnings		18,943	17,699
Total equity	[2]	22,846	21,575
Total liabilities and equity		kr 365,929	kr 375,474

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.
[2]	The entire equity is attributable to the shareholder of the Parent Company.